Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregation of Our Revenue

The following table identifies the disaggregation of our revenue for the years ended September 30, 2025, 2024 and 2023, respectively:

	2025	2024	2023
Sales of in-park recreation	$2,986,027	$19,263,768	$30,115,995
Rental income	12,302,168	3,069,483	1,514,697
Park service fees	-	-	156,110
Total revenue	$15,288,195	$22,333,251	$31,786,802
Time of Revenue Recognition:
Sales of in-park recreation at a point in time	$2,986,027	$19,263,768	$30,115,995
Rental income over time	12,302,168	3,069,483	1,514,697
Park service fees at a point in time	-	-	156,110
Total revenue	$15,288,195	$22,333,251	$31,786,802

Schedule of Property and Equipment are Depreciated Over their Estimated Useful Lives	Property and equipment are depreciated over their estimated useful lives as follows:
Machinery	10 years
Electronic equipment	3 years
Office equipment	3 – 5 years
Park facilities	20 years
Vehicles	4 years
Other	10 years